Uncategorized Items			1/1/2013 - 9/30/2013
[us-gaap_DerivativeInstrumentsAndHedgesLiabilities]	144,346	236,799
[us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardGross]			21,846